Note 22 - Leases - Parenthetical Information (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net Carrying Value for each Class of Leasing Assets [Line Items]
Carrying amount of right-of-use assets included in "Property and equipment"	€ 4,000	€ 3,500
Of which: Properties leases	4,000	3,500
Of which: Vehicle leases	10	11
Carrying amount of lease liabilities included in "Other liabilities"	4,470	3,965
Of which: Total future minimum rental payments for the Group headquarters in Frankfurt am Main that was sold and leased back on December 1, 2011	488
Interest expense recorded from the compounding of the lease liabilities	85	86
Expenses relating to short-term leases	1	2
Expenses relating to low-value assets	0	0
Income from the subletting of RoU assets	29	34
Total cash outflow for leases	691	767
Of which: Expenditures made for real estate rentals	683	754
Of which: Principal portion of lease payments	607	679
Of which: Payments for the interest portion	84	€ 87
Potential payment exposures arising from extension options	5,700
Future payments for leases not yet commenced, but to which the Group is committed	€ 155